COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Details1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued professional fees		$ 9,156	$ 390
Accrued other		34,771	20,940
Accrued compensation		32,368	27,848
Accrued interest - convertible debt		156,070	184,061
Accrued Liabilities, Current	$ 177,108	$ 232,365	$ 233,239